UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/15

Item 1. Schedule of Investments.

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2015 (unaudited)

	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 98.0%
Belgium 1.0%
[a]KBC GROEP NV	Banks	39,900	$2,469,696
UCB SA	Pharmaceuticals	36,380	2,634,815
			5,104,511
Brazil 1.3%
Embraer SA, ADR	Aerospace & Defense	141,008	4,335,996
Petroleo Brasileiro SA, ADR	Oil, Gas & Consumable Fuels	355,805	2,138,388
			6,474,384
Canada 0.9%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	80,200	2,343,811
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	294,060	2,254,676
			4,598,487
China 9.8%
China Mobile Ltd.	Wireless Telecommunication
	Services	346,400	4,512,831
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	11,785,610	7,555,414
CNOOC Ltd.	Oil, Gas & Consumable Fuels	2,796,000	3,945,521
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	6,079,000	6,641,488
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	16,400,000	4,378,890
Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	3,560,800	1,850,983
Hilong Holding Ltd.	Energy Equipment & Services	8,154,000	1,977,326
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,405,000	6,343,928
Sinopharm Group Co.	Health Care Providers & Services	1,078,800	4,397,216
Springland International Holdings Ltd.	Multiline Retail	6,619,000	2,031,979
Weichai Power Co. Ltd., H	Machinery	1,573,000	6,066,661
			49,702,237
Denmark 0.8%
H. Lundbeck AS	Pharmaceuticals	197,190	4,158,121

France 7.5%
AXA SA	Insurance	172,374	4,347,675
BNP Paribas SA	Banks	87,803	5,341,280
Cie Generale des Etablissements Michelin, B	Auto Components	55,082	5,485,515
Compagnie de Saint-Gobain	Building Products	60,750	2,671,569
Credit Agricole SA	Banks	434,137	6,384,163
Sanofi	Pharmaceuticals	67,004	6,623,809
Technip SA	Energy Equipment & Services	43,500	2,636,860
Total SA, B	Oil, Gas & Consumable Fuels	89,638	4,460,550
			37,951,421
Germany 3.9%
[a]Commerzbank AG	Banks	230,010	3,178,335
Deutsche Lufthansa AG	Airlines	183,830	2,585,675
HeidelbergCement AG	Construction Materials	37,730	2,994,690
Merck KGaA	Pharmaceuticals	53,040	5,963,173
SAP SE	Software	35,650	2,588,846
Siemens AG, ADR	Industrial Conglomerates	24,462	2,646,788
			19,957,507
Hong Kong 1.4%
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	14,510,200	7,187,113

India 3.1%
Biocon Ltd.	Biotechnology	720,210	5,427,164
Oberoi Realty Ltd.	Real Estate Management &
	Development	1,042,053	4,757,801

	Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)

Torrent Pharmaceuticals Ltd.	Pharmaceuticals	296,839	5,522,271
			15,707,236
Indonesia 0.8%
Gudang Garam Tbk PT	Tobacco	978,700	3,817,491

Ireland 1.0%
CRH PLC	Construction Materials	195,077	5,082,874

Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	148,587	9,256,970

Italy 2.4%
Eni SpA	Oil, Gas & Consumable Fuels	212,098	3,678,924
[a]Saipem SpA	Energy Equipment & Services	162,374	1,657,911
UniCredit SpA	Banks	1,020,221	6,944,609
			12,281,444
Japan 4.7%
Keihin Corp.	Auto Components	302,700	4,645,858
Nissan Motor Co. Ltd.	Automobiles	500,320	5,105,391
Sompo Japan Nipponkoa Holdings Inc.	Insurance	147,200	4,583,510
Toyota Motor Corp.	Automobiles	64,400	4,500,752
Unipres Corp.	Auto Components	240,200	4,906,128
			23,741,639
Netherlands 4.3%
Aegon NV	Insurance	498,570	3,940,073
Akzo Nobel NV	Chemicals	71,568	5,419,569
[a]ING Groep NV, IDR	Banks	405,460	5,949,376
[a,b]NN Group NV, 144A	Insurance	91,610	2,598,768
TNT Express NV	Air Freight & Logistics	632,595	4,027,825
			21,935,611
South Korea 7.2%
Hana Financial Group Inc.	Banks	313,514	8,128,570
Hyundai Mobis Co. Ltd.	Auto Components	26,078	5,797,097
KB Financial Group Inc.	Banks	230,305	8,162,351
POSCO	Metals & Mining	19,695	4,342,644
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	7,739	10,056,994
			36,487,656
Spain 0.7%
Telefonica SA	Diversified Telecommunication
	Services	250,505	3,571,986
[a]Telefonica SA, rts., 4/13/15	Diversified Telecommunication
	Services	250,505	40,407
			3,612,393
Switzerland 3.3%
Credit Suisse Group AG	Capital Markets	243,060	6,548,637
Roche Holding AG	Pharmaceuticals	25,700	7,090,841
Swiss Re AG	Insurance	33,278	3,222,661
			16,862,139
Taiwan 0.7%
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	1,701,000	3,428,887

Thailand 0.5%
Bangkok Bank PCL, fgn.	Banks	426,900	2,432,871

Turkey 0.9%
[a]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	361,056	4,704,560

United Kingdom 9.8%
Aviva PLC	Insurance	617,386	4,944,817

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2015 (unaudited) (continued)
BAE Systems PLC	Aerospace & Defense	353,874	2,747,673
Barclays PLC	Banks	1,128,013	4,058,865
BP PLC	Oil, Gas & Consumable Fuels	526,510	3,410,276
GlaxoSmithKline PLC	Pharmaceuticals	253,935	5,822,799
HSBC Holdings PLC	Banks	526,393	4,481,483
Kingfisher PLC	Specialty Retail	790,978	4,465,118
[a]Lloyds Banking Group PLC	Banks	2,297,310	2,667,289
Marks & Spencer Group PLC	Multiline Retail	587,388	4,660,994
Petrofac Ltd.	Energy Equipment & Services	262,890	3,715,923
Serco Group PLC	Commercial Services & Supplies	553,340	1,131,764
[a]Serco Group PLC, rts., 4/16/15	Commercial Services & Supplies	553,340	336,493
Tesco PLC	Food & Staples Retailing	1,103,496	3,958,372
Vodafone Group PLC	Wireless Telecommunication
	Services	1,110,810	3,632,032
			50,033,898
United States 30.2%
[a]Actavis PLC	Pharmaceuticals	22,120	6,583,354
Allegheny Technologies Inc.	Metals & Mining	162,800	4,885,628
American International Group Inc.	Insurance	52,800	2,892,912
Amgen Inc.	Biotechnology	59,380	9,491,893
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	166,170	3,748,795
Baker Hughes Inc.	Energy Equipment & Services	51,680	3,285,814
Capital One Financial Corp.	Consumer Finance	67,250	5,300,645
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	149,700	2,119,752
Cisco Systems Inc.	Communications Equipment	170,530	4,693,838
Citigroup Inc.	Banks	139,450	7,184,464
Comcast Corp., A	Media	81,530	4,603,999
Comcast Corp., Special A	Media	22,100	1,239,037
CVS Health Corp.	Food & Staples Retailing	63,290	6,532,161
[a]Gilead Sciences Inc.	Biotechnology	89,160	8,749,271
Halliburton Co.	Energy Equipment & Services	75,380	3,307,674
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	116,660	3,635,126
JPMorgan Chase & Co.	Banks	105,510	6,391,796
Macy's Inc.	Multiline Retail	95,380	6,191,116
Medtronic PLC	Health Care Equipment & Supplies	88,590	6,909,134
Merck & Co. Inc.	Pharmaceuticals	42,640	2,450,947
[a]Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	56,110	3,689,233
Microsoft Corp.	Software	235,400	9,570,187
Morgan Stanley	Capital Markets	187,080	6,676,885
[a]Navistar International Corp.	Machinery	225,780	6,660,510
Noble Corp. PLC	Energy Equipment & Services	203,210	2,901,839
Oracle Corp.	Software	76,440	3,298,386
Paragon Offshore PLC	Energy Equipment & Services	68,190	88,647
Pfizer Inc.	Pharmaceuticals	209,214	7,278,555
[a]Sprint Corp.	Wireless Telecommunication
	Services	342,200	1,622,028
SunTrust Banks Inc.	Banks	74,260	3,051,343
Symantec Corp.	Software	150,520	3,516,900
Twenty-First Century Fox Inc., A	Media	149,200	5,048,928
			153,600,797
Total Common Stocks and Other Equity Interests (Cost $410,115,989)			498,120,247
Preferred Stocks (Cost $2,429,573) 0.1%
Brazil 0.1%
Vale SA, ADR, pfd., A	Metals & Mining	108,688	527,137

Total Investments before Short Term Investments (Cost $412,545,562)			498,647,384

Templeton Global Opportunities Trust
Statement of Investments, March 31, 2015 (unaudited) (continued)

	Principal Amount
Short Term Investments (Cost $4,999,999) 1.0%
Time Deposits 1.0%
United States 1.0%
FHLMC, 4/01/15	$5,000,000	5,000,000
Total Investments (Cost $417,545,561) 99.1%		503,647,384
Other Assets, less Liabilities 0.9%		4,810,750
Net Assets 100.0%		$508,458,134

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
March 31, 2015, the value of this security was $2,598,768, representing 0.51% of net assets.

At March 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	GSCO	Sell	28,333,875	$30,500,000	6/24/15	$ -	$(4,980)
Euro	GSCO	Sell	28,651,949	30,500,000	9/14/15	-	(390,756)
Unrealized appreciation (depreciation)						-	(395,736)
Net unrealized appreciation (depreciation)							$(395,736)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

GSCO - Goldman Sachs Group, Inc.

Selected Portfolio

ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.
IDR - International Depositary Receipt

Templeton Global Opportunities Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$420,987,948

Unrealized appreciation	$131,645,307
Unrealized depreciation	(48,985,871)
Net unrealized appreciation (depreciation)	$82,659,436

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Equity Investments:[a,b]	$498,647,384	$-	$-	$498,647,384
Short Term Investments	-	5,000,000	-	5,000,000
Total Investments in Securities	$498,647,384	$5,000,000	$-	$503,647,384

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$395,736	$-	$395,736

[a]lncludes common and preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 27, 2015